Consolidated Statements of Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member] (Deprecated 2015-01-31)	Total
Balance (in shares) at Dec. 31, 2011			16,442,611
Balance at Dec. 31, 2011			$ 16,443	$ 23,319,166	$ (22,632,002)	$ 703,607
Sale of common stock for cash (in shares)			407,999
Sale of common stock for cash			$ 408	272,952		273,360
Sale of convertible preferred stock and warrants for cash (in shares)	2,200
Sale of convertible preferred stock and warrants for cash	$ 871,614			1,127,418		$ 1,999,032
Conversion of preferred stock (in shares)	(1,412)		1,882,667
Conversion of preferred stock to common stock	$ (559,418)		$ 1,882	557,536
Stock-based compensation expense				$ 310,076		$ 310,076
Net loss					$ (2,135,140)	(2,135,140)
Balance (in shares) at Dec. 31, 2012	788		18,733,277
Balance at Dec. 31, 2012	$ 312,196		$ 18,733	$ 25,587,148	$ (24,767,142)	1,150,935
Sale of convertible preferred stock and warrants for cash (in shares)		1,650
Sale of convertible preferred stock and warrants for cash	$ 360,229	$ 1,255,569				$ 1,615,798
Conversion of preferred stock (in shares)	(717)		2,048,570
Conversion of preferred stock to common stock	$ (611,839)		$ 2,049	$ 609,790
Stock-based compensation expense				$ 381,604		$ 381,604
Net loss					$ (2,284,943)	(2,284,943)
Balance (in shares) at Dec. 31, 2013	71	1,650	23,765,180
Balance at Dec. 31, 2013	$ 60,586	$ 1,255,569	$ 23,765	$ 28,239,392	$ (27,052,085)	2,527,227
Sale of common stock for cash upon warrant exercise (in shares)			2,933,333
Sale of common stock for cash upon warrant exercise			$ 2,933	1,640,400		1,643,333
Issuance of common stock for services (in shares)			50,000
Issuance of common stock for services			$ 50	20,450		$ 20,500
Conversion of preferred stock (in shares)	(71)	(1,550)	4,631,428
Conversion of preferred stock to common stock	$ (60,586)	$ (1,179,474)	$ 4,632	1,235,428
Stock-based compensation expense				$ 379,103		$ 379,103
Net loss					$ (2,733,555)	(2,733,555)
Balance (in shares) at Dec. 31, 2014		100	31,950,813
Balance at Dec. 31, 2014		$ 76,095	$ 31,951	$ 30,823,769	$ (29,785,640)	1,146,175
Sale of common stock for cash upon warrant exercise (in shares)			3,176,000
Sale of common stock for cash upon warrant exercise			$ 3,176	870,224		873,400
Issuance of common stock for services (in shares)			378,205
Issuance of common stock for services			$ 378	$ 99,622		100,000
Net loss						(1,376,657)
Balance at Jun. 30, 2015						$ 2,482,917